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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2004
                                               ---------------------------------

Check here if Amendment / /; Amendment Number: ____________

  This Amendment (Check only one.):   / / is a restatement.
                                     / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Tesuji Partners, LLC
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Address:        51 Somerset Drive South
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                Great Neck, New York 11020
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Form 13F File Number: 28- 10635
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Jean-Pierre Vaganay
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Title:             Agent
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Phone:             212-333-3353
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Signature, Place, and Date of Signing:

/s/ Jean-Pierre Vaganay            New York, NY               May 12, 2004
--------------------------         --------------------       ------------------
[Signature]                        City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[_]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
28-________________                   ________________________________

[Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                          ------------------------

Form 13F Information Table Entry Total:                 4
                                          ------------------------

Form 13F Information Table Value Total:           202,055
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                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number                       Name
None      28-________________                  _________________________________
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[Repeat as necessary.]

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                          [FORM 13F INFORMATION TABLE]

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                                Form 13F Information Table for Tesuji Partners LLC
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  Name               Class        Cusip         Value     hrs or     Sh/Pm  Put/   Investment    Other       Voting
of Issuer                                        (x       Pm Amt            Call   Discretion   Managers    Authority
                                               $1,000                                                       Sole      Sh
Iron Mountain     common stock   462846106     92,946    2,082,600     Sh             92,946               92,946
Golden West
Financial Corp    common stock   381317106     43,056      384,600     Sh             43,056               43,056
Kinder Morgan     common stock   49455P101     42,223      670,000     Sh             42,223               42,223
Regis Corp        common stock   758932107     23,829      536,200     Sh             23,829               23,829
                                              202,055    3,673,400

* Numbers based on market value as of 3/31/04